SUPPLEMENT TO THE FIDELITY CASH MANAGEMENT FUNDS TREASURY FUND -
ADVISOR B CLASS AND ADVISOR C CLASS DECEMBER 30, 1998 PROSPECTUS

   The following information replaces footnote A to the "Fee Table" on page 4.

   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS B AND CLASS C OF THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 1.40%. THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT ANY TIME. EFFECTIVE JANUARY 1, 2000, FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS B AND CLASS C OF THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 1.45%. THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT ANY TIME.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES. THE LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN EMPLOYEE BENEFIT PLAN (AS DEFINED IN THE EMPLOYEE RETIREMENT INCOME SECURITY ACT), 403(B) PROGRAM OR PLAN COVERING A SOLE-PROPRIETOR (FORMERLY KEOGH/H.R. 10 PLAN).

The following information replaces similar information found in the "Fund Distribution" section on page 20.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gains distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains, if any. Class B and Class C shares acquired through reinvestment of dividends or capital gains distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 701/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 701/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program; or

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces similar information found in the "Fund Distribution" section on page 22.

For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gains distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries for providing shareholder support services.



SUPPLEMENT TO THE FIDELITY CASH MANAGEMENT FUNDS
DAILY MONEY CLASS
DECEMBER 30, 1998 PROSPECTUS

   The following information replaces footnote A to the "Fee Table" on page 7.

   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE DAILY MONEY CLASS OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 0.65%. THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT ANY TIME. EFFECTIVE JANUARY 1, 2000, FMR HAS VOLUNTARILY AGREED TO REIMBURSE DAILY MONEY CLASS OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 0.70%. THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT ANY TIME.

The following information replaces similar information found under the heading "Earning Dividends" in the "Dividends and Capital Gains
Distributions" section beginning on page 21.

Daily Money Class shares purchased by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Daily Money Class shares purchased by all other orders begin to earn dividends on the first business day following the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase. In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed does not open, shares begin to earn dividends on the first business day following the day of purchase.

Daily Money Class shares redeemed by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund, generally earn dividends through the day prior to the day of redemption.

Daily Money Class shares redeemed by all other orders earn dividends until, but not including, the next business day following the day of redemption.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption. On any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed does not open, shares earn dividends until, but not including, the next business day following the day of redemption.

SUPPLEMENT TO THE FIDELITY CASH MANAGEMENT FUNDS
CAPITAL RESERVES CLASS
DECEMBER 30, 1998 PROSPECTUS

   The following information replaces footnote A to the "Fee Table" on page 5.

   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CAPITAL RESERVES CLASS OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 0.90%. THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT ANY TIME. EFFECTIVE JANUARY 1, 2000, FMR HAS VOLUNTARILY AGREED TO REIMBURSE CAPITAL RESERVES CLASS OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 0.95%. THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT ANY TIME.

The following information replaces similar information found under the heading "Earning Dividends" in the "Dividends and Capital Gains
Distributions" section beginning on page 18.

Capital Reserves Class shares purchased by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Capital Reserves Class shares purchased by all other orders begin to earn dividends on the first business day following the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase. In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed does not open, shares begin to earn dividends on the first business day following the day of purchase.

Capital Reserves Class shares redeemed by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund, generally earn dividends through the day prior to the day of redemption.

Capital Reserves Class shares redeemed by all other orders earn dividends until, but not including, the next business day following the day of redemption.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption. On any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed does not open, shares earn dividends until, but not including, the next business day following the day of redemption.